Business Segments and Geographic Information - Total Revenues and Net Long-Lived Assets by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended	12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Total revenue
North America																					$ 414,418	$ 395,824	$ 369,790
Rest of World																					161,816	147,503	128,512
Total revenues	588,548	470,228	471,165	472,711	467,045	451,082	438,651	432,571	2,002,652	1,789,349	1,679,552	158,175	139,123	135,898	143,038	136,694	132,565	138,649	135,419	309,421	576,234	543,327	498,302
Net long-lived assets
North America												147,288				138,806					147,288	138,806
Rest of World												28,793				22,057					28,793	22,057
Property and equipment, net	$ 507,998				$ 238,666				$ 507,998	$ 238,666	$ 251,698	$ 176,081				$ 160,863				$ 177,607	$ 176,081	$ 160,863